ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 8 – ACCRUED EXPENSES

	June 30, 2021	December 31, 2020
	(Unaudited)
Accrued interest	$144,440	$133,215
Accrued operating expenses (i)	748,443	296,156
Total	$892,883	$429,371

(i)	Accrued operating expenses are mainly due to unbilled transactions from vendors related to the operations under the current Kruh Block Joint Operation Partnership with Pertamina, the Indonesian state-owned oil and gas company (“Pertamina”), which runs until May 2030 (the “KSO”).

NOTE 10 – ACCRUED EXPENSES

Accrued expenses are comprised as follows:

	As of December 31,
	2020	2019
Accrued interest	$133,215	$106,563
Accrued operating expenses	296,156	469,823
Total	$429,371	$576,386

Accrued interest represented the accrual of interests from the $1,000,000 loan from Thalesco Eurotronics Pte Ltd (Note 13 LONG TERM LOAN) and accrual of interests from bank loan (Note 8 BANK LOAN).

Accrued operating expenses mainly due to unpaid professional fees and unbilled transactions from vendors related to the operations in the Kruh Block TAC and KSO.

During the year ended December 31, 2020 the Company wrote off a payable in the amount of $146,662 due to a vendor as it has been deemed remote for the vendor to request the Company to pay the balance.